Business Combinations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Cash consideration paid		$ 4,694,000	$ 3,653,000	$ 0
Current accrued expenses		0	4,832,000
Goodwill		1,270,733,000	1,270,120,000
Qumram
Business Acquisition [Line Items]
Aggregate purchase price	$ 20,800,000
Cash consideration paid	11,300,000
Payment obligation			8,500,000
Current accrued expenses		$ 0	$ 4,800,000
Goodwill	18,700,000
Acquisition transaction costs				$ 200,000
Qumram | Acquired Technology
Business Acquisition [Line Items]
Purchase price allocated to intangibles	$ 1,700,000
Estimated useful live of acquired intangibles	6 years